Acquisitions, Deconsolidation of Subsidiary and Divestitures Deconsolidation of subsidiary (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Deconsolidation of Subsidiary [Abstract]
Equity interest sold		50.00%
Net gain on deconsolidation	$ 0	$ 412,612	$ 0
Amount of gain attributable to the remeasurement of the retained investment in the former subsidiary to its current fair value.		$ 186,000